Quarterly Holdings Report
for

Fidelity Advisor® Equity Growth Fund

February 29, 2020

EPG-QTLY-0420
1.797923.116

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 14.6%
Entertainment - 1.8%
Activision Blizzard, Inc.	651,666	$37,881
Electronic Arts, Inc. (a)	193,776	19,643
		57,524
Interactive Media & Services - 12.8%
Alphabet, Inc. Class A (a)	177,948	238,317
Facebook, Inc. Class A (a)	679,731	130,828
Tencent Holdings Ltd.	641,983	32,552
Wise Talent Information Technology Co. Ltd. (a)	1,226,400	3,021
		404,718

TOTAL COMMUNICATION SERVICES		462,242

CONSUMER DISCRETIONARY - 13.3%
Automobiles - 0.7%
Ferrari NV	146,375	23,091
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (a)	903,544	16,896
Hotels, Restaurants & Leisure - 0.3%
Chipotle Mexican Grill, Inc. (a)	10,689	8,269
Household Durables - 0.9%
Blu Homes, Inc. (a)(b)(c)	12,123,162	21
D.R. Horton, Inc.	267,397	14,244
NVR, Inc. (a)	3,961	14,526
		28,791
Internet & Direct Marketing Retail - 7.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	135,366	28,156
Amazon.com, Inc. (a)	64,893	122,242
Delivery Hero AG (a)(d)	43,500	3,328
Fiverr International Ltd. (e)	21,282	670
Pinduoduo, Inc. ADR (a)	304,356	10,890
The Booking Holdings, Inc. (a)	34,651	58,756
		224,042
Specialty Retail - 2.3%
Five Below, Inc. (a)	69,808	6,768
National Vision Holdings, Inc. (a)	263,153	9,163
Ross Stores, Inc.	248,219	27,001
Ulta Beauty, Inc. (a)	111,392	28,638
		71,570
Textiles, Apparel & Luxury Goods - 1.5%
Anta Sports Products Ltd.	638,000	5,128
Aritzia LP (a)	90,600	1,493
Canada Goose Holdings, Inc. (a)(e)	279,596	7,707
LVMH Moet Hennessy Louis Vuitton SE	77,579	32,376
		46,704

TOTAL CONSUMER DISCRETIONARY		419,363

CONSUMER STAPLES - 3.4%
Beverages - 0.9%
Fever-Tree Drinks PLC	574	9
Kweichow Moutai Co. Ltd. (A Shares)	91,813	13,880
Pernod Ricard SA	55,099	8,985
Pernod Ricard SA ADR (e)	180,224	5,836
		28,710
Food Products - 0.2%
The Simply Good Foods Co. (a)	247,508	5,460
Household Products - 1.6%
Energizer Holdings, Inc. (e)	548,514	23,581
Procter & Gamble Co.	228,438	25,866
		49,447
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	129,244	23,729

TOTAL CONSUMER STAPLES		107,346

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd.	1,969,561	36,075
FINANCIALS - 2.0%
Banks - 0.3%
HDFC Bank Ltd.	136,892	2,235
HDFC Bank Ltd. sponsored ADR	145,181	7,963
Metro Bank PLC (a)(e)	48,880	105
		10,303
Capital Markets - 1.7%
CME Group, Inc.	195,749	38,919
JMP Group, Inc.	137,116	437
MSCI, Inc.	6,511	1,924
The Blackstone Group LP	175,792	9,465
Tradeweb Markets, Inc. Class A	13,993	675
XP, Inc. Class A (a)	31,500	1,091
		52,511

TOTAL FINANCIALS		62,814

HEALTH CARE - 13.5%
Biotechnology - 4.7%
AbbVie, Inc.	606,658	51,997
Affimed NV (a)	341,485	806
Aimmune Therapeutics, Inc. (a)(e)	202,418	4,820
BioNTech AG	234,612	7,823
BioNTech SE ADR (a)(e)	75,895	2,664
Cytokinetics, Inc. (a)	299,383	4,173
Gamida Cell Ltd. (a)	572,368	2,484
Innovent Biolgics, Inc. (a)(d)	452,000	2,064
Insmed, Inc. (a)	720,289	17,935
Neurocrine Biosciences, Inc. (a)	189,911	17,985
Regeneron Pharmaceuticals, Inc. (a)	11,400	5,068
Rubius Therapeutics, Inc. (a)	31,096	260
Vertex Pharmaceuticals, Inc. (a)	135,259	30,302
		148,381
Health Care Equipment & Supplies - 4.1%
Boston Scientific Corp. (a)	745,314	27,867
Danaher Corp.	186,397	26,949
Haemonetics Corp. (a)	94,407	10,227
Intuitive Surgical, Inc. (a)	79,191	42,285
Penumbra, Inc. (a)	34,886	5,786
ResMed, Inc.	91,637	14,567
		127,681
Health Care Providers & Services - 1.0%
Guardant Health, Inc. (a)	20,115	1,749
HealthEquity, Inc. (a)	127,204	9,030
UnitedHealth Group, Inc.	77,992	19,885
		30,664
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	92,803	13,175
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	26,496	2,112
Bruker Corp.	319,537	13,919
Codexis, Inc. (a)(e)	254,504	2,965
Thermo Fisher Scientific, Inc.	110,070	32,008
		51,004
Pharmaceuticals - 1.7%
AstraZeneca PLC sponsored ADR	848,630	37,170
Perrigo Co. PLC	304,647	15,443
Sanofi SA	17,400	1,623
		54,236

TOTAL HEALTH CARE		425,141

INDUSTRIALS - 7.6%
Aerospace & Defense - 0.6%
TransDigm Group, Inc.	30,782	17,171
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	63,100	4,523
Commercial Services & Supplies - 0.6%
Copart, Inc. (a)	207,187	17,503
Electrical Equipment - 0.3%
Generac Holdings, Inc. (a)	91,100	9,382
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	46,226	16,258
Machinery - 1.0%
Gardner Denver Holdings, Inc.	978,072	32,071
Professional Services - 2.3%
Equifax, Inc.	146,736	20,842
IHS Markit Ltd.	290,848	20,720
TransUnion Holding Co., Inc.	341,020	30,323
Upwork, Inc. (a)	7,483	65
		71,950
Road & Rail - 2.2%
Knight-Swift Transportation Holdings, Inc. Class A	288,771	9,223
Rumo SA (a)	2,220,400	10,487
Uber Technologies, Inc.	1,497,272	50,713
		70,423

TOTAL INDUSTRIALS		239,281

INFORMATION TECHNOLOGY - 41.0%
Communications Equipment - 0.1%
ViaSat, Inc. (a)	39,842	2,291
Electronic Equipment & Components - 0.4%
Zebra Technologies Corp. Class A (a)	56,918	12,008
IT Services - 9.2%
Black Knight, Inc. (a)	496,395	33,115
CACI International, Inc. Class A (a)	6,600	1,617
Edenred SA	53,500	2,801
Fiserv, Inc. (a)	282,066	30,847
MasterCard, Inc. Class A	100,127	29,062
MongoDB, Inc. Class A (a)	50,000	7,625
Okta, Inc. (a)	51,989	6,658
Shopify, Inc. Class A (a)	52,978	24,598
Square, Inc. (a)	240,700	20,058
Verra Mobility Corp. (a)	643,722	9,749
Visa, Inc. Class A	684,289	124,376
		290,506
Semiconductors & Semiconductor Equipment - 8.6%
ASML Holding NV	102,067	28,243
Micron Technology, Inc. (a)	339,800	17,860
NVIDIA Corp.	346,199	93,498
NXP Semiconductors NV	364,136	41,399
Qualcomm, Inc.	1,069,160	83,715
Universal Display Corp.	44,279	7,031
		271,746
Software - 18.1%
Adobe, Inc. (a)	360,296	124,345
Autodesk, Inc. (a)	102,035	19,476
Cloudflare, Inc. (a)	17,754	378
Datadog, Inc. Class A (a)(e)	7,677	347
Elastic NV (a)	3,012	222
Intuit, Inc.	89,075	23,681
Manhattan Associates, Inc. (a)	174,727	11,770
Microsoft Corp.	1,908,032	309,121
Salesforce.com, Inc. (a)	402,890	68,652
SolarWinds, Inc. (a)(e)	823,665	15,007
		572,999
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	528,400	144,443

TOTAL INFORMATION TECHNOLOGY		1,293,993

MATERIALS - 0.8%
Chemicals - 0.8%
Albemarle Corp. U.S. (e)	62,500	5,116
Sherwin-Williams Co.	40,231	20,789
		25,905
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	319,639	72,494
TOTAL COMMON STOCKS
(Cost $2,038,478)		3,144,654

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (b)(c)(f)	951,500	734
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	105,425	3

TOTAL CONVERTIBLE PREFERRED STOCKS		737

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	693,692	4,904
TOTAL PREFERRED STOCKS
(Cost $7,027)		5,641

Money Market Funds - 1.7%
Fidelity Cash Central Fund 1.60% (g)	4,453,071	4,454
Fidelity Securities Lending Cash Central Fund 1.60% (g)(h)	48,103,908	48,109
TOTAL MONEY MARKET FUNDS
(Cost $52,563)		52,563
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $2,098,068)		3,202,858
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(46,672)
NET ASSETS - 100%		$3,156,186

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $758,000 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,392,000 or 0.2% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Blu Homes, Inc.	6/21/13	$4,044
Nuvation Bio, Inc. Series A	6/17/19	$734

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$47
Fidelity Securities Lending Cash Central Fund	192
Total	$239

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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